HIBERNIA FUNDS
Hibernia Capital Appreciation Fund

Hibernia Louisiana Municipal Income Fund

Hibernia Mid Cap Equity Fund

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund

Hibernia U.S. Treasury Money Market Fund

(Portfolios of Hibernia Funds)

Supplement to Prospectus dated December 31, 2002
--------------------------------------------------------------------------------

On page 38 of the prospectus, please delete the third complete paragraph in its entirety and add the following sentence to the fourth paragraph of the section:

          "Effective September 5, 2003, Jeffrey R. Tanguis became portfolio manager of the U.S. Government Income Fund."


Also on page 38, please delete the first sentence of the fifth paragraph, and replace with the following:

          "Martin C. Sirera has been the portfolio manager of the Cash Reserve Fund and U.S. Treasury Money Market Fund since 1999. Effective September 5, 2003, he became portfolio manager of the Capital Appreciation Fund and Mid Cap Equity Fund."






                                                               September 5, 2003

Investment Company Act File No. 811-5536
Cusip 428661102
Cusip 428661201
Cusip 428661508
Cusip 428661862
Cusip 428661607
Cusip 428661706
Cusip 428661805
Cusip 428661888
Cusip 428661300
Cusip 428661409
Cusip 428661870
28807 (9/03)
Edgewood Services, Inc., Distributor of the Funds